Cash and cash equivalents (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	$ 320,274	$ 242,308	$ 221,071
Bank balances	80,767,977	71,393,732	64,085,358
Cash	81,088,251	71,636,040	64,306,429
Time deposits	106,109,299	4,356,420	46,723,278
Securities purchased under resale agreements	179,357,487	101,077,015	196,319,058
Investments in mutual funds	19,194,583	5,888,424	10,194,222
Short term investments classified as cash equivalents	198,552,070	106,965,439	206,513,280
Cash equivalents	304,661,369	111,321,859	253,236,558
Overnight deposits	10,639,396	13,411,325	1,471,063
Total other cash and cash equivalents	10,639,396	13,411,325	1,471,063
Total	$ 396,389,016	$ 196,369,224	$ 319,014,050	$ 170,044,602